Shareholder Report, Average Annual Return (Details) 193073_Grayscale Ethereum Covered Call ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Grayscale Ethereum Covered Call ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Grayscale Ethereum Covered Call ETF NAV
Average Annual Return, Percent	(25.14%)
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	6.58%
CoinDesk Ethereum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CoinDesk Ethereum Index
Average Annual Return, Percent	(33.62%)